Expense Example, No Redemption - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO - Fidelity International Small Cap Opportunities Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor International Small Cap Opportunities Fund - Class A
Expense Example, No Redemption:
1 Year	$ 718
3 Years	1,019
5 Years	1,341
10 Years	2,252
Fidelity Advisor International Small Cap Opportunities Fund - Class C
Expense Example, No Redemption:
1 Year	229
3 Years	706
5 Years	1,210
10 Years	2,402
Fidelity Advisor International Small Cap Opportunities Fund - Class M
Expense Example, No Redemption:
1 Year	522
3 Years	882
5 Years	1,266
10 Years	2,340
Fidelity Advisor International Small Cap Opportunities Fund - Class I
Expense Example, No Redemption:
1 Year	122
3 Years	381
5 Years	660
10 Years	1,455
Fidelity Advisor International Small Cap Opportunities Fund - Class Z
Expense Example, No Redemption:
1 Year	110
3 Years	343
5 Years	595
10 Years	$ 1,317